SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Government Securities Fund


(Name of Registrant)

File No. 2-62529



FILE NO. 2-62529


Fidelity Government Securities Fund
:


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

29,165,193 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

5,901,711 shares


(iv)    Number of Securities Sold During Fiscal Year

60,339,165 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

39,778,275 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


39,778,275

$
377,565,960

Redemptions:


(39,778,275)

$
(377,565,960)

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Government Securities Fund
:




By  John H. Costello

        Assistant Treasurer
